SUPPLEMENT DATED APRIL 13, 2012
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2011

1.)	Pursuant to a name change, the following funds listed on pages 13 and 87 of the Prospectus are revised.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser	New Name of Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Allianz NFJ Renaissance Fund	Administrative	Allianz Funds	Allianz Global Investors Fund Management LLC	Allianz NFJ Mid-Cap Value Fund	Administrative	Allianz Funds	Allianz Global Investors Fund Management LLC
Allianz NFJ Renaissance Fund	Retirement	Allianz Funds	Allianz Global Investors Fund Management LLC	Allianz NFJ Mid-Cap Value Fund	Retirement	Allianz Funds	Allianz Global Investors Fund Management LLC

2.)	Pursuant to a merger by Invesco, the following funds listed on pages 13 and 90 of the Prospectus are revised to reflect the merger.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser	New Name of Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Invesco Capital Development	Institutional	AIM Capital Development Fund	Invesco Advisors, Inc.	Invesco Van Kampen Mid Cap Growth Class	Institutional	AIM Capital Development Fund	Invesco Advisors, Inc.
Invesco Capital Development	Retirement	AIM Capital Development Fund	Invesco Advisors, Inc.	Invesco Van Kampen Mid Cap Growth Class	Retirement	AIM Capital Development Fund	Invesco Advisors, Inc.

3.)	Pursuant to a name change, the following funds listed on page 13 and 90 of the Prospectus are revised.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser	New Name of Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Invesco Global Equity	A*	AIM Growth Series	Invesco Advisors, Inc.	Invesco Global Quantitative Core	A*	AIM Growth Series	Invesco Advisors, Inc.
Invesco Global Equity	Institutional	AIM Growth Series	Invesco Advisors, Inc.	Invesco Global Quantitative Core	Institutional	AIM Growth Series	Invesco Advisors, Inc.
Janus INTECH Risk-Managed Large Cap Growth	S	Janus Adviser Series	Janus Capital Management LLC	Janus INTECH U.S. Growth Fund	S	Janus Adviser Series	Janus Capital Management LLC
Lord Abbett Mid Cap Value	Other	Lord Abbett Mid-Cap Value, Inc.	Lord, Abbett & Co. LLC	Lord Abbett Mid Cap Stock Fund	Other	Lord Abbett Mid Cap Stock Fund, Inc.	Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Value	R3	Lord Abbett Mid-Cap Value, Inc.	Lord, Abbett & Co. LLC	Lord Abbett Mid Cap Stock Fund	R3	Lord Abbett Mid Cap Stock Fund, Inc.	Lord, Abbett & Co. LLC
Marshall Mid-Cap Growth Fund	Investor	Marshall Funds, Inc.	M&I Investment Management Corp.	BMO Mid-Cap Growth	Investor	BMO Funds	M&I Investment Management Corp.
Marshall Mid-Cap Value Fund	Investor	Marshall Funds, Inc.	M&I Investment Management Corp.	BMO Mid-Cap Value	Investor	BMO Funds	M&I Investment Management Corp.
Marshall Small Cap Growth Fund	Investor	Marshall Funds, Inc.	M&I Investment Management Corp.	BMO Small-Cap Growth	Investor	BMO Funds	M&I Investment Management Corp.
Neuberger Berman Partners Fund	Advisor	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.	Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.
1) Please refer to the Fund prospectus for a description of the class designation. * No load

4.)	The following fund is added to page 14 of the Prospectus.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Northern Small Cap Value	A*	Northern Small Cap Value	Northern Trust Investments, Inc.
1) Please refer to the Fund prospectus for a description of the class designation. * No load

5.)	Pursuant to a merger by Old Mutual, the following funds listed on pages 14 and 90 of the Prospectus are revised to reflect the merger.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser	New Name of Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Old Mutual Focused	A*	Old Mutual Advisor Funds II	OMCAP Investors	Touchstone Focused Fund	A*	Touchstone Focused Fund	Touchstone Advisors, Inc.
Old Mutual Focused	Z	Old Mutual Advisor Funds II	OMCAP Investors	Touchstone Focused Fund	Y	Touchstone Focused Fund	Touchstone Advisors, Inc.
1) Please refer to the Fund prospectus for a description of the class designation. * No load

6.)	Pursuant to a name change, the following funds listed on pages 16 and 90 of the Prospectus are revised.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser	New Name of Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Russell U.S. Small & Mid Cap Fund	S	Russell Funds	Russell Investment Management Co.	Russell U.S. Small Cap Equity Fund	S	Russell Funds	Russell Investment Management Co.

7.)	Page 85 of the Prospectus is revised to add “Northern Trust Investments, Inc.” to seventh sentence in “The Funds” paragraph.

8.)	Page 90 of the the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Northern Small Cap Value – Class A*	Seeks capital appreciation.
* Load Waived

This supplement should be retained with the Prospectus for future reference.